PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	September 30, 2024	September 30, 2023

Prepaid expenses and other current assets:
Speedprop Global Sdn. Bhd. (1)	$-	$1,679,663
ARX Media Sdn. Bhd. (2)	9,554,295	11,207,178
Boring Lark Sdn. Bhd. (3)	-	1,704,376
Teclutions Sdn. Bhd. (4)	218,636	293,579
Others (5)	576,986	1,182,671

Total prepaid expenses and other current assets	$10,349,917	$16,067,467

The Company currently operates its business through its GETBATS, SEEBATS, and PAYBATS websites and mobile applications, 180 Degrees, and Media Elements. The satisfactory performance, reliability, and availability of the Company’s information technology systems are critical to its ability to drive more internet traffic to its advertising websites and mobile apps and provide effective digital advertising services for brands and retailers.

(1)	On June 19, 2022, the Company entered into an agreement with a third-party vendor, pursuant to which Speedprop Global Sdn. Bhd. (“Speedprop”) will help the Company develop the Augmented Reality (“AR”) travel guide app with key commercial objectives to provide personalized instant rebates, voucher distribution, and ad placements for merchants. Total contract price amounted to MYR10.8 million (approximately $2.3 million). As of September 30, 2024 and 2023, the Company had made prepayments of $1.7 million (MYR7.9 million), based on contracted payment terms and the progress of the app development. The remaining payments will be made when Speedprop completes the debugging and technical testing and delivers the app to the Company. On August 20, 2024, the unpaid balance of $0.6 million (MYR2.9 million) was waived as a result of the Company’s decision to continue with its own way of integration. The $1.7 million (MYR7.9 million) was transferred into intangible assets during the fiscal year ended September 30, 2024.

(2)

In order to upgrade the Company’s existing software and operating systems to increase the data processing capability, to diversify the Company’s business operation model, and to support its future business expansion, on August 1, 2022, the Company signed a contract with a third-party technology solution company, ARX Media Sdn. Bhd. (“ARX”), to conduct software application design and development for the Company’s Virtual Reality Rebate Mall project. ARX is a full-stacked technology solution company specializing in design and development of application of AR, Mixed Reality, Virtual Reality (“VR”), Integrated Business Solution, and Internet of Things to help business entities stand out among the crowd. Pursuant to the contract, ARX will help the Company conduct market research, prepare a feasibility study, VR Mall Data Management system software conceptualization, visualization, system coding, testing, and debugging, and to initialize and rollout the application as a progressive web portal, which can be further developed into a mobile app to allow integration to various platforms. Total contract price for this project amounted to MYR14million (approximately $3.3 million). As of September 30, 2024 and 2023, the Company had made a prepayment of $2.8 million (MYR11.4 million) based on contracted payment terms and the progress of the project. The remaining payment will be made when ARX completes the debugging and technical testing and delivers the application to the Company, which is expected to be in 2025. During the fiscal year ended September 30, 2024, as significant milestones in the Virtual Reality Rebate Mall project were achieved, including software application design, system coding, and initial testing, the $2.8 million (MYR 11.4 million) prepayment was transferred into intangible assets.

In October 2022, the Company signed a new contract with ARX, to conduct a software application design and development project. Total contract price amounted to MYR218.75 million (approximately $53.1 million) to be performed in three years from the agreement date, including Rebates Mall software design and customization, AR software development, and database processing capacity improvement. The total contract price of $53.1 million will be paid in five installments within the next two years, depending on the progress of the software application development project. Pursuant to the contract terms, as of September 30, 2024 and 2023, the Company made a total prepayment of $28.4 million (MYR117.0 million) and $25.2 million (MYR111.0 million), respectively, as the first two installment payments to ARX, of which, $19.4 million (MYR80 million) was transferred into intangible assets during the fiscal year ended September 30, 2023 when ARX completed the application design and development of AI calculation engine and related modules, and delivered them to the Company (see Note 6). For the remaining services under the ARX agreement, the Company may, at its discretion, terminate the ARX agreement if the software design and development proposal provided by ARX does not meet the Company’s expectations and it may request a refund of the remaining deposit by giving two months’ notice and the deposit shall be refunded to the Company based on pro-rated basis on the uncompleted period of the ARX agreement. On May 15, 2024, the Company requested ARX to halt the project due to a shift in the Company’s priorities to align with its evolving business strategy and resource allocation needs.

On June 12, 2023, the Company entered into project agreement with ARX, for ARX to develop a full set of AI advertisement engine and analytical system. The total contract price amounted to MYR15.0 million (approximately $3.6 million). As of September 30, 2024 and 2023, the Company had made a prepayment of $0.5 million (MYR2.3million). The agreement has been split into two separate deliverables. The first deliverable is expected to be delivered by March 2025, and the second deliverable is expected to be delivered by December 2025.

(3)	On January 16, 2023, the Company entered into an agreement with a third-party vendor, Boring Lark Sdn Bhd. (“Boring Lark”), to conduct design and application development of an Artificial Intelligence Chatbot systems and also provide system maintenance services to the Company. A total contract price of $2.4 million (MYR10 million) will be paid to Boring Lark in four installments within the service term of one year, depending on the progress of the system application development project. Pursuant to the contract terms, from January 2023 to February 2023, the Company made the first two installment payments of $1.9 million (MYR8 million) to Boring Lark. During the fiscal year ended September 30, 2024, the $1.9 million (MYR8 million) was transferred into intangible assets. As of the date of this report, the program development has been completed. The Company has decided to proceed with its own integration method, and plans to seek a waiver for the unpaid balance of $0.5 million (MYR2 million).

(4)

On January 17, 2023, the Company entered into an agreement with a third-party vendor, Teclutions Sdn. Bhd. (“Teclutions”), pursuant to which, Teclutions will utilize the VR technology to help the Company design a Conversational AI Chatbot system for integration of the mobile app and website. A total contract price of $0.2 million (MYR0.6 million) will be paid to Teclutions in three installments depending on the progress of the system application development project. Pursuant to the contract terms, from January to March 2024, the Company made the first two installment payments of $0.1 million (MYR0.5 million) to Teclutions. The development of the system has been completed and integration is on hold pending completion of other modules. During the fiscal year ended September 30, 2024, the $0.1 million (MYR 0.5 million) was transferred into intangible assets. The final payment will be made by the Company upon the completion of the integration with other modules.

On March 15, 2023, the Company entered into another agreement with Teclutions to design and develop a Conversational AI Chatbot Integration VR headgear platform. A total contract price of $0.3 million (MYR1 million) will be paid to Teclutions in three installments depending on the progress of the system application development project. Pursuant to the contract terms, the Company made the first two payments of $0.2 million (MYR0.9 million) to Teclutions. During the fiscal year ended September 30, 2024, the $0.2 million (MYR 0.9 million) was transferred into intangible assets. As of the date of this report, the project has been completed and integration is on hold pending completion of other modules. The final payment will be made by the Company upon completion of the integration with other modules.

On July 10, 2023, the Company entered into another agreement with Teclutions to develop a GETBATS descriptive analysis system. A total contract price of $0.2 million (MYR0.7 million) will be paid to Teclutions in three installments depending on the progress of the system application development project. Pursuant to the contract terms, as of September 30, 2024, the Company made the first payments of $0.1 million (MYR0.4 million) to Teclutions. As of the date of this report, the project is in its final stage and is expected to complete in 2025. The final payment will be made by the Company upon the completion of the integration and other modules.

In addition, on July 15, 2023, the Company entered into another agreement with Teclutions to develop a promotion and advertisement system aimed at attracting online customers to physical stores through augmented reality technology. A total contract price of $0.3 million (MYR1 million) will be paid to Teclutions in three installments depending on the progress of system application development project. Pursuant to the contract terms, as of September 30, 2024, the Company made the first payments of $0.1 million (MYR0.5 million) to Teclutions. The development of the system is in final stage and is expected to complete in 2025. The final payment will be made by the Company upon the completion of the integration and other modules.

(5)	Prepayments to others primarily include prepayments to third-party vendors and service providers for domain renewal services, promotion and advertisement system integration services, rental deposits, and prepayment of taxes.